Segment information (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement [Line Items]
Revenues	$ 42,411,000,000	$ 51,068,000,000	$ 47,529,000,000
Costs	(33,832,000,000)	(33,925,000,000)	(26,733,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,467,000,000	4,128,000,000	3,251,000,000
Changes in the net realizable value of agricultural products after harvest	(590,000,000)	986,000,000	(65,000,000)
Gross profit / (loss)	22,456,000,000	22,257,000,000	23,982,000,000
Gain from disposal of farmlands	1,310,000,000	1,259,000,000	998,000,000
General and administrative expenses	(5,167,000,000)	(5,147,000,000)	(6,090,000,000)
Selling expenses	(4,147,000,000)	(4,850,000,000)	(3,294,000,000)
Other operating results, net	(2,282,000,000)	2,500,000,000	727,000,000
Profit / (loss) from operations	9,924,000,000	66,743,000,000	(41,710,000,000)
Share of profit/ (loss) of associates and joint ventures	(3,090,000,000)	13,236,000,000
Segment profit / (loss)	(24,502,000,000)	30,042,000,000	(61,177,000,000)
Investment properties	191,099,000,000	345,711,000,000
Property, plant and equipment	40,115,000,000	90,054,000,000	81,268,000,000	$ 52,073,000,000
Investments in associates	12,999,000,000	112,842,000,000
Total Agricultural Business [Member]
Statement [Line Items]
Revenues	29,766,000,000	30,084,000,000	19,973,000,000
Costs	(27,275,000,000)	(25,016,000,000)	(16,236,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,278,000,000	3,925,000,000	3,048,000,000
Changes in the net realizable value of agricultural products after harvest	(590,000,000)	986,000,000	(65,000,000)
Gross profit / (loss)	16,179,000,000	9,979,000,000	6,720,000,000
Gain from disposal of farmlands	1,310,000,000	1,259,000,000	998,000,000
Net gain from fair value adjustment of investment properties	5,510,000,000	1,172,000,000	0
General and administrative expenses	(2,176,000,000)	(1,881,000,000)	(2,026,000,000)
Selling expenses	(2,742,000,000)	(3,057,000,000)	(1,883,000,000)
Other operating results, net	(2,209,000,000)	2,379,000,000	1,183,000,000
Profit / (loss) from operations	15,872,000,000	9,851,000,000	4,992,000,000
Share of profit/ (loss) of associates and joint ventures	(60,000,000)	186,000,000	17,000,000
Segment profit / (loss)	15,812,000,000	10,037,000,000	5,009,000,000
Investment properties	11,001,000,000	6,202,000,000	3,956,000,000
Property, plant and equipment	33,288,000,000	31,724,000,000	31,747,000,000
Investments in associates	817,000,000	1,068,000,000	620,000,000
Other reportable assets	20,641,000,000	16,686,000,000	15,638,000,000
Reportable assets	65,747,000,000	55,680,000,000	51,961,000,000
Others [Member]
Statement [Line Items]
Revenues	5,398,000,000	4,274,000,000	3,300,000,000
Costs	(3,724,000,000)	(2,936,000,000)	(1,985,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit / (loss)	1,674,000,000	1,338,000,000	1,315,000,000
Gain from disposal of farmlands	0	0	0
Net gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(360,000,000)	(177,000,000)	(170,000,000)
Selling expenses	(403,000,000)	(328,000,000)	(337,000,000)
Other operating results, net	131,000,000	251,000,000	174,000,000
Profit / (loss) from operations	1,042,000,000	1,084,000,000	982,000,000
Share of profit/ (loss) of associates and joint ventures	(120,000,000)	106,000,000	(69,000,000)
Segment profit / (loss)	922,000,000	1,190,000,000	913,000,000
Investment properties	0	0	0
Property, plant and equipment	709,000,000	10,143,000,000	8,739,000,000
Investments in associates	219,000,000	439,000,000	32,000,000
Other reportable assets	3,492,000,000	5,251,000,000	2,914,000,000
Reportable assets	3,803,000,000	5,774,000,000	4,101,000,000
Agricultural Production [Member]
Statement [Line Items]
Revenues	24,368,000,000	25,810,000,000	16,673,000,000
Costs	(23,515,000,000)	(22,042,000,000)	(14,215,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,278,000,000	3,925,000,000	3,048,000,000
Changes in the net realizable value of agricultural products after harvest	(590,000,000)	986,000,000	(65,000,000)
Gross profit / (loss)	14,541,000,000	8,679,000,000	5,441,000,000
Gain from disposal of farmlands	0	0	0
Net gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(1,372,000,000)	(1,445,000,000)	(1,451,000,000)
Selling expenses	(2,338,000,000)	(2,727,000,000)	(1,544,000,000)
Other operating results, net	(4,091,000,000)	683,000,000	642,000,000
Profit / (loss) from operations	6,740,000,000	5,190,000,000	3,088,000,000
Share of profit/ (loss) of associates and joint ventures	60,000,000	80,000,000	86,000,000
Segment profit / (loss)	6,800,000,000	5,270,000,000	3,174,000,000
Investment properties	11,001,000,000	6,202,000,000	3,956,000,000
Property, plant and equipment	32,931,000,000	31,371,000,000	30,369,000,000
Investments in associates	598,000,000	629,000,000	588,000,000
Other reportable assets	17,149,000,000	10,938,000,000	12,724,000,000
Reportable assets	61,679,000,000	49,140,000,000	47,637,000,000
Land Transformation And Sales [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	(36,000,000)	(38,000,000)	(36,000,000)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit / (loss)	(36,000,000)	(38,000,000)	(36,000,000)
Gain from disposal of farmlands	1,310,000,000	1,259,000,000	998,000,000
Net gain from fair value adjustment of investment properties	5,510,000,000	1,172,000,000	0
General and administrative expenses	(5,000,000)	(5,000,000)	(4,000,000)
Selling expenses	(1,000,000)	(2,000,000)	(2,000,000)
Other operating results, net	1,751,000,000	1,445,000,000	367,000,000
Profit / (loss) from operations	8,529,000,000	3,831,000,000	1,323,000,000
Share of profit/ (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	8,529,000,000	3,831,000,000	1,323,000,000
Investment properties	0	0	0
Property, plant and equipment	265,000,000	269,000,000	223,000,000
Investments in associates	0	0	0
Other reportable assets	0	497,000,000	0
Reportable assets	265,000,000	766,000,000	223,000,000
Corporate [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	0	0	0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit / (loss)	0	0	0
Gain from disposal of farmlands	0	0	0
Net gain from fair value adjustment of investment properties	0	0	0
General and administrative expenses	(439,000,000)	(254,000,000)	(401,000,000)
Selling expenses	0		0
Profit / (loss) from operations	(439,000,000)	(254,000,000)	(401,000,000)
Segment profit / (loss)	(439,000,000)	(254,000,000)	(401,000,000)
Investment properties	0	0	0
Property, plant and equipment	0	0	0
Investments in associates	0	0	0
Other reportable assets	0	0	0
Reportable assets	$ 0	$ 0	$ 0